INCOME TAXES	12 Months Ended
Dec. 31, 2020
Text block [abstract]
INCOME TAXES
15.	INCOME TAXES
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2020	2019
Net loss for the year	$(113,787,802)	$(15,615,773)
Statutory rate	27.00%	27.00%

Expected income tax recovery	$(30,722,706)	$(4,216,259)
Permanent differences	1,757,674	1,350,167
Impact of flow-through shares	921,877	1,114,153
Adjustment to prior years provision versus statutory tax returns	0	165,160
Impact of loss recognized in other comprehensive income	760,208	—
Impact of loss on convertible debt	13,400,579	—
Change in unrecognized deductible temporary differences and other	14,584,695	2,519,062

Deferred income tax expense	$702,327	$932,283

The Company’s income tax expense is comprised of the following:

	2020	2019
Deferred income tax expense	$702,327	$932,283

Total	$702,327	$932,283

The Company’s deferred tax items recognized in OCI during the year:

	2020	2019
Change in fair value of convertible debentures attributable to the change in credit risk	$(760,205)	$(867,238)

Total	$(760,205)	$(867,238)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2020	2019
Exploration and evaluation assets	$15,371,540	$8,464,017
Convertible debentures	96,727	8,565,347
Non-capital losses	(14,449,613)	(16,067,850)
Share issuance costs	(248,892)	(194,576)
Equipment	(58,175)	(41,872)

Net deferred tax liabilities	$711,587	$725,066

Movement in the Company’s deferred tax liability balance in the year is as follows:

	2020	2019
Opening balance	$725,066	$199,366
Recognized in income tax expense	929,842	1,488,534
Recognized in OCI/equity	(943,321)	(962,834)

Net deferred tax liability	$711,587	$725,066

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2020	Expiry Date Range	2019	Expiry Date Range
Temporary Differences
Non-capital losses available for future periods	$100,434,000	2031 to 2039	$42,080,000	2031 to 2039
Net capital losses	355,000	No expiry	355,000	No expiry
Share issuance costs	3,069,000	0	4,288,000	—
Convertible debt	0	0	4,146,000	—
Equipment	987,000	0	894,000	—
Donations	48,000	2025	894,000	—

Tax attributes are subject to review, and potential adjustment, by tax authorities.